Provisions and other liabilities - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	$ 12,176	$ 13,105
Provisions made during the year	3,295	3,999
Provisions used/paid during the year	(2,634)	(1,747)
Provisions reversed/expired during the year	(1,486)	(3,261)
Effect of movements in exchange rates	48	80
Provisions and other current liabilities, ending balance	11,399	12,176
Current provisions			$ 9,635	$ 10,488
Non-current provisions			1,764	1,688
Provisions and other current liabilities	11,399	12,176	11,399	12,176
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	8	191
Provisions made during the year	66	104
Provisions used/paid during the year	(65)	(289)
Provisions reversed/expired during the year	0	(2)
Effect of movements in exchange rates	1	4
Provisions and other current liabilities, ending balance	10	8
Current provisions			10	8
Non-current provisions			0	0
Provisions and other current liabilities	8	8	10	8
Warranty provision
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	10,480	9,052
Provisions made during the year	3,189	3,855
Provisions used/paid during the year	(2,569)	(1,458)
Provisions reversed/expired during the year	(1,486)	(967)
Effect of movements in exchange rates	11	(2)
Provisions and other current liabilities, ending balance	9,625	10,480
Current provisions			9,625	10,480
Non-current provisions			0	0
Provisions and other current liabilities	10,480	10,480	9,625	10,480
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Provisions and other current liabilities, beginning balance	1,688	3,862
Provisions made during the year	40	40
Provisions used/paid during the year	0	0
Provisions reversed/expired during the year	0	(2,292)
Effect of movements in exchange rates	36	78
Provisions and other current liabilities, ending balance	1,764	1,688
Current provisions			0	0
Non-current provisions			1,764	1,688
Provisions and other current liabilities	$ 1,764	$ 1,688	$ 1,764	$ 1,688